Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Real Estate
Land	$ 15,446	$ 2,490
Building and Improvements	248,930	124,121
Total Real Estate	264,376	126,611
Less Accumulated Depreciation	(5,200)	(2,650)
Net Real Estate	259,176	123,961
Cash and Cash Equivalents	76,530	19,617
In-Place Lease Intangible Assets, net	25,008	0
Other Assets	1,718	598
TOTAL ASSETS	362,432	144,176
LIABILITIES:
Security Deposits Payable	5,431	1,594
Dividends, Dividend Equivalents and Distributions Payable	4,277	894
Accrued Expenses and Other Liabilities	1,895	659
Rent Received in Advance	913	0
Tenant Improvements Payable	807	0
Total Liabilities	13,323	3,147
COMMITMENTS AND CONTINGENCIES
EQUITY:
Preferred Stock	0	61
Common Stock	173	78
Additional Paid-In Capital	359,514	151,778
Accumulated Deficit	(19,415)	(17,154)
Total Stockholders' Equity	340,272	134,763
NONCONTROLLING INTERESTS – OPERATING PARTNERSHIP	8,837	6,266
Total Equity	349,109	141,029
TOTAL LIABILITIES AND EQUITY	$ 362,432	$ 144,176